Qualitative and Quantitative Information of Financial Risks - Impact of Hedging on Equity in Cash Flow Hedge Reserve (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Abstract]
As at 1 January	€ 3,345	€ 2,796
Interest Rate Swap	(2,721)	722
Tax effect	653	(173)
As at 31 December	€ 1,277	€ 3,345